Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	May 07, 2021	Jan. 01, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Dec. 31, 2019
Common stock, par or stated value per share	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized	79,000,000	79,000,000		79,000,000			79,000,000
Common stock, shares, issued	8,784,265			7,134,668			7,060,668
Common stock, shares, outstanding	8,784,265			7,134,668			7,060,668
Preferred stock, par or stated value per share		$ 0.0001
Preferred shares, authorized		62,072,064
ACON S2 Acquisition Corp [Member]
Temporary equity, par or stated value per share				$ 0.0001
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, authorized	5,000,000		5,000,000	5,000,000
Preferred shares, issued	0			0
Preferred shares, outstanding	0			0
Redeemable Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.0001			$ 0.0001			$ 0.0001
Temporary equity, shares authorized	62,072,064			61,436,037			61,436,037
Temporary equity, shares issued	36,809,092			32,865,949			32,865,949
Temporary equity, shares outstanding	36,809,092			32,865,949			32,865,949
Temporary equity, liquidation preference	$ 58,009			$ 46,391			$ 46,391
Class A ordinary shares | ACON S2 Acquisition Corp [Member]
Temporary equity, par or stated value per share	$ 10.00			$ 10.00	0.0001
Temporary equity, shares outstanding	21,803,833			21,558,398
Common stock, par or stated value per share	$ 0.0001			$ 0.0001	0.0001	$ 0.0001
Common stock, shares authorized	500,000,000			500,000,000
Common stock, shares, issued	3,196,167			3,441,602
Common stock, shares, outstanding	3,196,167			3,441,602
Class B ordinary shares | ACON S2 Acquisition Corp [Member]
Common stock, par or stated value per share	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000			50,000,000
Common stock, shares, issued	6,250,000			6,250,000
Common stock, shares, outstanding	6,250,000			6,250,000